UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File number 811-21872

Catalyst Funds

 (Exact name of registrant as specified in charter)

630 Fitzwatertown Road Building A, 2nd Floor, Willow Grove, PA  19090

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(Address of principal executive offices)        (Zip code)

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090

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(Name and address of agent for service)

Registrant's telephone number, including area code: 866.447.4228

Date of fiscal year end: 06/30/2010

Date of reporting period: 07/01/2008 to 06/30/2009

ITEM 1. PROXY VOTING RECORD:

Exhibit A is attached for America First Quantitative Strategies Fund, Catalyst High Income Fund, Catalyst Total Return Income Fund, Compass EMP Conservative to Moderate Fund, Compass EMP Long-Term Growth Fund, Catalyst Value Fund, Eventide Gilead Fund, Listed Private Equity Plus Fund, SBM Value Fund and Catalyst OPTI-flex Fund, all series of the Catalyst Funds.

Exhibit A
Catalyst Value Fund
July 1, 2008 to June 30, 2009
(a)	(b)	( c )	(d)	(e)	(f)	(g)	(h)	(i)
Issuer	Ticker	CUSIP	Meeting Date	Description of Vote	Issuer v. SH	Voted?	Vote Cast	For/Against Mgmt

EBIX, Inc.	EBIX	278715206	9/26/2008	proxy not received timely		No

XTO Energy Inc.	XTO	98385X106	5/19/2009	proxy not received timely		No

Versant Corporation	VSNT	925284309	4/24/2009	proxy not received timely		No

Bank of America Corp	BAC	60505104	4/29/2009	proxy not received timely		No

Tesco Corporation	TESO	88157K101	5/15/2009	proxy not received timely		No

Avid Technology	AVID	05367P100	5/28/2009	proxy not received timely		No

AXT, Inc.	AXTI	00246W103	5/26/2009	proxy not received timely		No

J. Crew Group, Inc.	JCG	46612H402	6/4/2009	proxy not received timely		No

Catalyst Health Solutions Inc.	CHSI	14888B103	6/1/2009	proxy not received timely		No

PRG-Schultz International, Inc.	PRGX	69357C503	5/27/2009	proxy not received timely		No

Activision Blizzard, Inc.	ATVI	00507V109	6/5/2009	proxy not received timely		No

Zumiez, Inc.	ZUMZ	989817101	5/27/2009	proxy not received timely		No

02Micro International Limited	OIIM	67107W100	5/29/2009	proxy not received timely		No

Orbotech Ltd	ORBK	M75253100	6/23/2009	election of class II director: Shimon Ullman	issuer	Yes	Yes	For
				election of class III director: Haim Benyamin	issuer	Yes	Yes	For
				election of external director: Gideon Lahav (including his remuneration	issuer	Yes	Yes	For
				re-designation and election as a Class II director: Dan Falk	issuer	Yes	Yes	For

approval of proposal to re-appoint Kesselman & Kesselman as auditors of the company and to authorize the board of directors to determine the remuneration of said auditors provided such remuneration is also approved by the audit committee

					issuer	Yes	Yes	For

ratification and approval of resolutions of the audit committee and the board of directors pertaining to the grant of an option to purchase ordinary shares to the active chairman of the board of directors

					issuer	Yes	Yes	For

Orthofix International, NV	OFIX	N6748L102	6/30/2009	election of director: James F. Gero	issuer	Yes	Yes	For
				election of director: Jerry C. Benjamin	issuer	Yes	Yes	For
				election of director: Charles W. Feddrico	issuer	Yes	Yes	For
				election of director: Guy J. Jordan	issuer	Yes	Yes	For
				election of director: Thomas J. Kester	issuer	Yes	Yes	For
				election of director: Alan W> Milinazzo	issuer	Yes	Yes	For
				election of director: Maria Sainz	issuer	Yes	Yes	For
				election of director: Walter P. Von Wartburg	issuer	Yes	Yes	For
				election of director: Kenneth r. Weisshar	issuer	Yes	Yes	For
				Proposal to approve amendment and restatement of the amended and restated 2004 long-term incentive plan	issuer	Yes	Yes	For
				proposal to approved amendment no 1 to the amended and restated stock purchase plan	issuer	Yes	Yes	For
				proposal to approve the material terms for the payment of incentive compensation to the company's most highly compensated executive officers to permit section 162(m) deductibility	issuer	Yes	Yes	For
				proposal to approve the balance sheet and income statement a and for the year ended December 31, 2008	issuer	Yes	Yes	For
				proposal to ratify the selection of Ernst & Young as the independent registered public accounting firm for Orthofix and its subsidiaries for the fiscal year ending December 31, 2009	issuer	Yes	Yes	For

Graham Corp	GHM	384556106	7/30/2009	election of director: Helen H. Berkeley	issuer	Yes	Yes	For
				election of director: Alan Fortier	issuer	Yes	Yes	For
				election of director: James R. Lines	issuer	Yes	Yes	For
				ratification of the selection of Deloitte & touché LLP as the company's independent registered public accounting firm for the fiscal year ending March 31, 2010	issuer	Yes	Yes	For

Exhibit A
Listed Private Equity Plus Fund
July 1, 2008 to June 30, 2009
(a)	(b)	( c )	(d)	(e)	(f)	(g)	(h)	(i)
Issuer	Ticker	CUSIP	Meeting Date	Description of Vote	Issuer v. SH	Voted?	Vote Cast	For/Against Mgmt

Apollo Investment Corporation	AINV	0376iU106	8/5/2008	proxy not received timely		No

Greenhill & CO. Inc.	GHL	395259104	4/22/2009	proxy not received timely		No

Lazard Ltd	LAZ	G54050102	4/28/2009	proxy not received timely		No

Leucadia National Corp	LUK	527288104	5/11/2009	proxy not received timely		No

Onex Corporation	OCX.CN	68272K103	5/21/2009	proxy not received timely		No

Evercore Partners Inc.	EVR	29977A105	6/3/2009	proxy not received timely		No

SVB Financial Group	SIVB	78486Q101	5/12/2009	proxy not received timely		No

Capital Southwest Corporation	CSWS	140501107	5/21/2008	proxy not received timely		No

KBW Inc.	KBW	482423100	6/9/2009	proxy not received timely		No

Fortress Investment Group	FIG	34958B106	6/18/2009	election of director Robert I. Kauffman	Issuer	Yes	Yes	For
				election of director Michael E. Novogratz	Issuer	Yes	Yes	For
				election of director Takumi Shibata	Issuer	Yes	Yes	For
				Proposal to approve the appointment of Ernst & Young LLP as the company's independent auditors for the fiscal year 2009	Issuer	Yes	Yes	For
Fifth Street Finance Corp	FSC	31678A103	6/24/2009	to approved a proposal to authorize the company, with approval of its board of directors, to sell shares of its common stock at a price below the then current net asset value per share of such stock	Issuer	Yes	Yes	For

Exhibit A
America First Quantitative Strategies Fund
July 1, 2008 to June 30, 2009
(a)	(b)	( c )	(d)	(e)	(f)	(g)	(h)	(i)
Issuer	Ticker	CUSIP	Meeting Date	Description of Vote	Issuer v. SH	Voted?	Vote Cast	For/Against Mgmt

The Fund held no securities entitled to vote at a meeting of shareholders during the period.

Exhibit A
Catalyst Total Return Income Fund
July 1, 2008 to June 30, 2009
(a)	(b)	( c )	(d)	(e)	(f)	(g)	(h)	(i)
Issuer	Ticker	CUSIP	Meeting Date	Description of Vote	Issuer v. SH	Voted?	Vote Cast	For/Against Mgmt

The Fund held no securities entitled to vote at a meeting of shareholders during the period.

Exhibit A
Catalyst High Income Fund
July 1, 2008 to June 30, 2009
(a)	(b)	( c )	(d)	(e)	(f)	(g)	(h)	(i)
Issuer	Ticker	CUSIP	Meeting Date	Description of Vote	Issuer v. SH	Voted?	Vote Cast	For/Against Mgmt

The Fund held no securities entitled to vote at a meeting of shareholders during the period.

Exhibit A
Compass EMP Conservative to Moderate Fund
July 1, 2008 to June 30, 2009
(a)	(b)	( c )	(d)	(e)	(f)	(g)	(h)	(i)
Issuer	Ticker	CUSIP	Meeting Date	Description of Vote	Issuer v. SH	Voted?	Vote Cast	For/Against Mgmt

The Fund held no securities entitled to vote at a meeting of shareholders during the period.

Exhibit A
Compass EMP Long-Term Growth Fund
July 1, 2008 to June 30, 2009
(a)	(b)	( c )	(d)	(e)	(f)	(g)	(h)	(i)
Issuer	Ticker	CUSIP	Meeting Date	Description of Vote	Issuer v. SH	Voted?	Vote Cast	For/Against Mgmt

The Fund held no securities entitled to vote at a meeting of shareholders during the period.

Exhibit A
SBM Value Fund
July 1, 2008 to June 30, 2009
(a)	(b)	( c )	(d)	(e)	(f)	(g)	(h)	(i)
Issuer	Ticker	CUSIP	Meeting Date	Description of Vote	Issuer v. SH	Voted?	Vote Cast	For/Against Mgmt

During the time period the registrant held no securities requiring a proxy vote. Accordingly there are no proxy votes to report. Note, Fund closed August 29, 2008.

Exhibit A
Catalyst OPTI-flex Fund
July 1, 2008 to June 30, 2009
(a)	(b)	( c )	(d)	(e)	(f)	(g)	(h)	(i)
Issuer	Ticker	CUSIP	Meeting Date	Description of Vote	Issuer v. SH	Voted?	Vote Cast	For/Against Mgmt

The Fund held no securities entitled to vote at a meeting of shareholders during the period.. Note, Fund closed December 29, 2008.

Exhibit A
Eventide Gilead Fund
July 1, 2008 to June 30, 2009
(a)	(b)	( c )	(d)	(e)	(f)	(g)	(h)	(i)
Issuer	Ticker	CUSIP	Meeting Date	Description of Vote	Issuer v. SH	Voted?	Vote Cast	For/Against Mgmt

The Fund received no proxies during the period and therefore voted no proxies.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Catalyst Funds

     /s/ Christopher F. Anci

By: ______________________________

    Christopher F. Anci, President

Date August 24, 2009